Proposed Public Offering (Details) - $ / shares	Apr. 09, 2021	Feb. 04, 2021	Sep. 30, 2021
Proposed Public Offering (Details) [Line Items]
Sale price per share (in Dollars per share)		$ 10	$ 10
Proposed public offering [Member]
Proposed Public Offering (Details) [Line Items]
Sale of stock in shares		48,000,000
Sale price per share (in Dollars per share)		$ 10
Over-Allotment Option [Member]
Proposed Public Offering (Details) [Line Items]
Sale of stock in shares	7,200,000	55,200,000
Sale price per share (in Dollars per share)	$ 10
Business Combination [Member]
Proposed Public Offering (Details) [Line Items]
Proposed public offering description		Each Unit consists of one share of Class A common stock and one-fifth of one redeemable warrant. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. Only whole warrants are exercisable. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will become exercisable 30 days after the completion of the initial Business Combination, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.